CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities:
Net loss	$ (32,502,645)	$ (11,940,536)	$ (8,083,640)
Adjustments to reconcile net loss to net cash used in operating activities
Allowance for credit losses	824,520	127,263	185,283
Share-based compensation	20,942,224	7,030,846	7,456,800
Write-down of inventories	5,160	43,190	155,600
Depreciation and amortization	275,252	232,918	202,884
Reduction in the carrying amount of right-of-use assets	526,732	421,214	318,393
Loss on disposal of property and equipment			2,044
Changes in fair value of financial instruments	(127,908)	87,836	1,472,118
Gain on extinguishment of convertible debts		(233,216)
Loss on modification of operating lease contract	11,890
Unrealized foreign currency transaction (gain) loss	(546,226)	218,085	(205,823)
Changes in operating assets and liabilities:
Accounts receivable	4,722,657	668,143	(5,062,424)
Amounts due from related parties	(744,558)	(1,330,296)	(469,422)
Inventories	(1,840,199)	(1,260,086)	(663,491)
Prepayments and other assets	2,879,268	(4,706,046)	167,284
Accounts payable	(2,124,017)	2,415,557	(859,571)
Contract liabilities	711,340	1,955,497	(1,533,075)
Amounts due to a related party	34,877	126,926
Operating lease liabilities	(459,789)	(458,338)	(345,391)
Accrued expenses and other current liabilities	(35,080)	(689,051)	1,615,056
Other non-current liabilities	(80,181)	88,526	71,864
Net cash used in operating activities	(7,526,683)	(7,201,568)	(5,575,511)
Investing activities:
Issuance of a loan to a related party			(94,738)
Proceeds from collection of the loan to a related party		25,071
Issuance of a loan to a related party of a shareholder		(1,404)
Proceeds from collection of the loan to a related party of a shareholder		56,333	2,886,378
Loans provided to third parties	(821,769)
Cash paid for purchase of property and equipment and intangible assets	(677,415)	(613,657)	(525,915)
Net cash provided by (used in) investing activities	(1,499,184)	(533,657)	2,265,725
Financing activities:
Proceeds from short-term bank borrowings	4,199,987	8,522,049	6,298,822
Repayment of short-term bank borrowings	(6,767,761)	(7,263,737)	(4,649,967)
Interest free advances to the Founders and executive officers			(704,543)
Proceeds from collection of advances to the Founders and executive officers		675,939	271,575
Proceeds from sale of ordinary shares through public offering		19,091,338
Cash paid to the existing equity holders of X-Charge Technology in connection with the restructuring			(32,947,273)
Cash received from the existing equity holders of X-Charge Technology in connection with the restructuring			32,947,273
Cash paid to convertible debts holders of Beijing X-Charge Technology in connection with the conversion of convertible debts		(7,020,816)
Cash received from the convertible debt holders of Beijing X-Charge Technology in connection with the conversion of convertible debts		7,020,816
Payments of initial public offering ("IPO") cost and follow-up offering cost	(1,759,316)	(1,875,977)	(1,525,934)
Proceeds from issuance of the convertible debts			11,053,172
Net cash provided by (used in) financing activities	(4,327,090)	19,149,612	10,743,125
Effect of foreign currency exchange rate changes on cash and cash equivalents and restricted cash	487,334	(333,295)	(410,966)
Net increase (decrease) in cash, cash equivalents and restricted cash	(12,865,623)	11,081,092	7,022,373
Cash, cash equivalents and restricted cash at the beginning of the year	26,773,902	15,692,810	8,670,437
Cash, cash equivalents and restricted cash at the end of the year	13,908,279	26,773,902	15,692,810
Supplemental cash flow information:
Interest paid	127,556	212,732	$ 76,901
Income taxes paid	45,457	82,557
Non-cash investing and financing activities:
Accrual of IPO and follow-up offering cost	522,813	1,168,175
Conversion of convertible debts into series B+ convertible redeemable preferred shares		9,651,560
Extinguishment of convertible debts		2,720,155
Conversion of convertible preferred shares to Class A ordinary shares		52,697,376
Deferred offering costs charged against additional paid-in capital		$ 4,264,457
ROU assets disposed as reduction of operating lease liabilities due to lease modification	$ 345,622